Convertible Notes Payable (Details Textual) - USD ($)										1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 13, 2018	Jul. 11, 2018	Apr. 16, 2018	Jan. 11, 2018	Sep. 11, 2017	Sep. 07, 2017	Aug. 08, 2017	Jul. 10, 2017	Jul. 07, 2016	Mar. 28, 2018	Oct. 27, 2017	Oct. 23, 2017	May 22, 2017	Feb. 28, 2017	Mar. 28, 2012	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 18, 2018	Mar. 13, 2018	Mar. 05, 2018	Jan. 08, 2018
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note face value																$ 1,835,983		$ 1,835,983		$ 1,078,500	$ 600,000
Convertible secured promissory note maturity date, description															DMD agreed to extend the maturity dates of promissory notes with an aggregate face value of $177,500, which were originally scheduled to mature before June 30, 2018, by one year from the original maturity date. Because the fair value of the warrants was greater than 10% of the present value of the remaining cash flows under the modified promissory notes.
Net proceeds from issuance of convertible notes																		805,500	$ 100,000	429,500	475,000
Original issue discount and debt discount																23,940		23,940		26,881	0
Convertible note																350,867		350,867		811,858
Financing cost																248,443		440,505		72,956
Repayment of notes payable and bank loans																		(113,257)		(108,873)	(84,980)
Unamortized discount																689,883		689,883		266,642	114,332
Loss at inception of convertible notes payable																16,864		(308,359)		(290,581)
Subsequent Event [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note maturity date, description	Until December 31, 2019.	Until July 31, 2019.
Warrant [Member]
Notes Payable Including Convertible Notes (Textual)
Warrant to purchase of common stock exercise price				$ 0.15
Warrant terms				5 years
Warrant to purchase of common stock, shares				588,235
$550k Note [Member]
Notes Payable Including Convertible Notes (Textual)
Percentage of fixed convertible secured promissory note									6.00%
Convertible secured promissory note face value									$ 550,000							612,409		612,409		550,000	550,000
Warrant to purchase of common stock exercise price									$ 0.09
Original issue discount and debt discount									$ 50,000
Allocated to warrants									111,479
Convertible note									388,521
Embedded conversion feature									$ 161,479
Unamortized discount																					96,631
$550k Note [Member] | Subsequent Event [Member]
Notes Payable Including Convertible Notes (Textual)
Warrant to purchase of common stock exercise price	$ 0.25	$ 0.25
Warrant terms	3 years	3 years
Warrant to purchase of common stock, shares	175,000	200,000
$550k Note [Member] | Convertible Note Payable [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note face value																612,408		$ 612,408
Convertible secured promissory note maturity date									Apr. 11, 2017
Net proceeds from issuance of convertible notes									$ 500,000
Expected dividend yield									0.00%
Note convertible into common shares																		6,875,000		6,875,000
Interest expense																8,227	8,227	$ 16,364	16,364	$ 33,000	16,003
Warrant terms									5 years
Warrant to purchase of common stock, shares									6,111,111
Fair value of warrants calculated using Black-Scholes pricing model									$ 157,812
Note holder fixed price per share									$ 0.08
Unamortized discount																0		0		0
Amortization expenses																				104,137	208,626
Change in fair value of debt																16,110	0	62,408	0
$550k Note [Member] | Warrant [Member] | Convertible Note Payable [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note maturity date														Jul. 07, 2017
Convertible secured promissory note maturity date, description

The holder of the $550k Note agreed to (i) further extend the maturity date of the $550k Note until July 7, 2018, and (ii) further extend the maturity date of the $50k Note (as defined herein) until July 11, 2018.

														The holder of the $550k Note agreed to extend the maturity date until July 7, 2017.
Warrant to purchase of common stock exercise price							$ 0.30							$ 0.15
Expected dividend yield							0.00%							0.00%
Warrant terms							5 years							5 years
Warrant to purchase of common stock, shares							1,000,000							500,000
Fair value of warrants calculated using Black-Scholes pricing model							$ 290,581							$ 7,506
$50k Note [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note face value																59,771		59,771		50,000	50,000
Unamortized discount																					17,701
$50k Note [Member] | Subsequent Event [Member]
Notes Payable Including Convertible Notes (Textual)
Warrant to purchase of common stock exercise price	$ 0.25	$ 0.25
Warrant terms	3 years	3 years
Warrant to purchase of common stock, shares	175,000	200,000
$50k Note [Member] | Convertible Note Payable [Member]
Notes Payable Including Convertible Notes (Textual)
Percentage of fixed convertible secured promissory note									10.00%
Convertible secured promissory note face value																59,771		59,771			50,000
Convertible secured promissory note maturity date									Jul. 11, 2017
Common stock fixed price per share									$ 0.10
Net proceeds from issuance of convertible notes																		500,000
Convertible note									$ 50,000
Note convertible into common shares																				500,000
Interest expense																1,247	1,247	2,479	2,479	$ 5,000	2,425
Change in fair value of debt																1,572	0	9,771	0
$111k Note [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note face value																123,053		$ 123,053		111,000
Unamortized discount																				$ 6,931
$111k Note [Member] | Parent Company [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note maturity date										Jan. 22, 2018
Warrant to purchase of common stock exercise price										$ 0.05
Expected dividend yield										0.00%
Note convertible into common shares																		317,143
Interest expense																4,078	1,767	$ 8,246	1,767
Warrant to purchase of common stock, shares										125,000
Fair value of warrants calculated using Black-Scholes pricing model										$ 10,199
Unamortized discount																0		0
Amortization expenses																0	12,287	6,931	12,287
$111k Note [Member] | Subsequent Event [Member]
Notes Payable Including Convertible Notes (Textual)
Warrant to purchase of common stock exercise price	$ 0.50	$ 0.50
Warrant terms	3 years	3 years
Warrant to purchase of common stock, shares	75,000	300,000
$111k Note [Member] | Convertible Note Payable [Member]
Notes Payable Including Convertible Notes (Textual)
Percentage of fixed convertible secured promissory note													10.00%
Convertible secured promissory note face value													$ 111,000			123,503		$ 123,503
Convertible secured promissory note maturity date																		Dec. 31, 2019
Warrant to purchase of common stock exercise price													$ 0.75
Net proceeds from issuance of convertible notes													$ 100,000
Original issue discount and debt discount													$ 11,000
Expected dividend yield													0.00%
Allocated to warrants													$ 27,595
Convertible note													$ 72,405
Note convertible into common shares																				317,143
Interest expense																				$ 10,103	0
Warrant terms													5 years
Warrant to purchase of common stock, shares													133,333
Fair value of warrants calculated using Black-Scholes pricing model													$ 42,305
Embedded conversion feature													$ 38,595
Note holder fixed price per share													$ 0.35
Unamortized discount																				6,931
Amortization expenses																				70,259	0
Change in fair value of debt																3,238	0	$ 3,238	0
$53k Note - July 2017 [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note face value																				53,000
Unamortized discount																				19,946
$53k Note - July 2017 [Member] | Convertible Note Payable [Member]
Notes Payable Including Convertible Notes (Textual)
Percentage of fixed convertible secured promissory note								10.00%
Convertible secured promissory note face value								$ 53,000												$ 53,000
Net proceeds from issuance of convertible notes								50,000
Original issue discount and debt discount								$ 3,000
Expected dividend yield								0.00%
Financing cost								$ 58,154
Note convertible into common shares																				1,930,783
Convertible note conversion features, Description
The $53k Note may be converted into common stock of the Company by the holder at any time following 180 days after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 39% discount to the average of the three (3) lowest closing bid prices during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company's breach of any other events of default specified in the $53k Note, 150% of the outstanding principal and any interest due amount shall be immediately due.

Convertible note interest rate term								The $53k Note has an interest rate of 10% and a default interest rate of 22% and matures on April 15, 2018.
Interest expense																				$ 2,527	0
Fair value of warrants calculated using Black-Scholes pricing model								$ 58,154
Net charge on embedded conversion feature								$ 8,154
Unamortized discount																				19,946
Amortization expenses																1,520	0	1,520	0	33,054	0
Accrued interest																									$ 74,922
$35k Note - September 2017 [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note face value																				35,000
Unamortized discount																				$ 20,676
$35k Note - September 2017 [Member] | Convertible Note Payable [Member]
Notes Payable Including Convertible Notes (Textual)
Percentage of fixed convertible secured promissory note																				10.00%
Convertible secured promissory note face value						$ 35,000														$ 35,000
Net proceeds from issuance of convertible notes						32,000
Original issue discount and debt discount						$ 3,000
Expected dividend yield						0.00%
Financing cost						$ 38,338
Note convertible into common shares																				1,275,046
Convertible note conversion features, Description						The $35k Note may be converted into common stock of the Company by the holder at any time following 180 days after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 39% discount to the average of the three (3) lowest closing bid prices during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the $35k Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company's breach of any other events of default specified in the $35k Note, 150% of the outstanding principal and any interest due amount shall be immediately due.
Convertible note interest rate term						The $35k Note has an interest rate of 10% and a default interest rate of 20% and matures on June 15, 2018.
Interest expense																				$ 1,103	0
Fair value of warrants calculated using Black-Scholes pricing model						$ 38,338
Net charge on embedded conversion feature						6,338
Original issue discount						$ 3,000
Unamortized discount																				20,676
Amortization expenses																				14,324	0
Accrued interest																								$ 49,502
$55k Note - September 2017 [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note face value																				55,000
Unamortized discount																				38,274
Accrued interest																							$ 85,258
$55k Note - September 2017 [Member] | Convertible Note Payable [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note face value					$ 55,000															$ 55,000
Net proceeds from issuance of convertible notes					$ 47,500
Expected dividend yield					0.00%
Financing cost					$ 65,332
Note convertible into common shares																				2,037,037
Convertible note conversion features, Description					The $55k Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 60% multiplied by the lowest one (1) trading price for the Common Stock during the twenty (20) trading day period ending on the last complete trading day prior to the date of conversion. If, at any time while the $55k Note is outstanding, the conversion price pursuant to this formula is equal to or lower than $0.10, then an additional ten percent (10%) discount shall be factored into the conversion price until the $55k Note is no longer outstanding. In the event that shares of the Company's Common Stock are not deliverable via DWAC following the conversion of any amount hereunder, an additional ten percent (10%) discount shall be factored into the Variable Conversion Price until the $55k Note is no longer outstanding.
Convertible note interest rate term					The 55k Note has an interest rate of 10% and a default interest rate of 12% and matures on September 11, 2018.
Interest expense																				$ 1,673	0
Fair value of warrants calculated using Black-Scholes pricing model					$ 65,332
Net charge on embedded conversion feature					17,832
Original issue discount					$ 7,500
Unamortized discount																				38,274
Amortization expenses																1,085	0	1,085	0	16,726	0
$53k Note II - October 2017 [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note face value																				53,000
Unamortized discount																				39,939
$53k Note II - October 2017 [Member] | Convertible Note Payable [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note face value												$ 53,000								$ 53,000		$ 53,000
Net proceeds from issuance of convertible notes												50,000
Original issue discount and debt discount												$ 3,000
Expected dividend yield												0.00%
Financing cost												$ 57,571
Note convertible into common shares																				1,930,783
Convertible note conversion features, Description												The $53k Note II may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 39% discount to the average of the three (3) lowest closing bid prices during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company's breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.
Convertible note interest rate term												The $53k Note II has an interest rate of 10% and a default interest rate of 20% and matures on July 30, 2018.
Interest expense																				$ 1,002	0
Fair value of warrants calculated using Black-Scholes pricing model												$ 57,571
Net charge on embedded conversion feature												$ 7,571
Unamortized discount																				39,939
Amortization expenses																				13,061	0
Accrued interest																						$ 75,000
Amortization expense related to discount																3,407	0	20,443	0
$171.5k Note - October 2017 [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note face value																171,500		171,500		171,500
Unamortized discount																				140,876
$171.5k Note - October 2017 [Member] | Convertible Note Payable [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note face value											$ 171,500									$ 171,500
Net proceeds from issuance of convertible notes											150,000
Original issue discount and debt discount											$ 21,500
Expected dividend yield											0.00%
Financing cost											$ 183,061
Note convertible into common shares																				2,037,037
Convertible note conversion features, Description											The $171.5k Note may be converted into common stock of the Company by the holder at any time following 180 days after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 35% discount to the lowest closing bid price during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the $171.5k Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company's breach of any other events of default specified in the $171.5k Note, 150% of the outstanding principal and any interest due amount shall be immediately due.
Convertible note interest rate term											The $171.5k Note has an interest rate of 10% and a default interest rate of 22% and matures on October 26, 2018.
Interest expense																4,276	0	8,504	0	$ 3,054	0
Fair value of warrants calculated using Black-Scholes pricing model											$ 183,061
Net charge on embedded conversion feature											$ 33,061
Unamortized discount																55,596		55,596		140,876
Amortization expenses																				$ 30,625	$ 0
Amortization expense related to discount																42,875	$ 0	85,279	$ 0
$57.8k Note - April 2018 [Member] | Convertible Note Payable [Member]
Notes Payable Including Convertible Notes (Textual)
Convertible secured promissory note face value			$ 57,750
Net proceeds from issuance of convertible notes			$ 50,000
Risk-free interest rate			2.12%
Expected life			1 year
Volatility			270.41%
Expected dividend yield			0.00%
Financing cost			$ 83,397
Convertible note conversion features, Description			The $57.8k Note II Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 40% discount to the lowest bid or trading price of the Company's common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the Note, 200% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company's breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.
Convertible note interest rate term			The $57.8k Note II Note included $7,750 fees for net proceeds of $50,000. The $57.8k Note II Note has an interest rate of 10% and a default interest rate of 18% and matures on April 16, 2019.
Interest expense																1,187		1,187
Fair value of warrants calculated using Black-Scholes pricing model			$ 83,897
Unamortized discount																45,884		45,884
Amortization expense related to discount																$ 11,866		$ 11,866